Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory
Schedule of Inventory
	June 30, 2021	December 31, 2020
Raw Materials	$161,005	$169,803
Spare Parts	23,434	23,432
Finished goods	359,304	366,892
	$543,743	$560,127